Long-Term Debt and Financial Liabilities, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Annual Principal Payments [Abstract]
2019	$ 17,273
2020	84,511
2021	31,190
2022	20,868
Thereafter	44,765
Total	$ 198,607	$ 196,450